Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2022 HKD ($)	Apr. 01, 2019 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Consideration risk percentage	10.00%	10.00%
Allowances for doubtful accounts	$ 1,122,743	$ 693,639
Impairment loss			$ 261,574
Amounts of revenue recognized	836,662	1,598,737
Operating lease assets and liability					$ 47,000
Cash	1,940,850	4,074,439
Cash deposits	$ 9,821,654	$ 7,979,576
Revenue percentage	10.00%	10.00%	10.00%
Purchases of total percentage	10.00%	10.00%	10.00%
3 months and less than 12 months [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable	$ 3,244	$ 449,343
12 months [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable	$ 822	216,039
Equity Method Investment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Investee rate	20.00%			20.00%
Equity Method Investment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Investee rate	50.00%			50.00%
Customers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable		200,000
B2B2C Services [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable	$ 1,710,000	$ 1,920,000
Customer One [Member] | Sales Revenue [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Consideration risk percentage	10.00%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Consideration risk percentage		10.40%
Third Party [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Rate of interest on loan	6.00%
HKD [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash		$ 63,837
HKD [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash				$ 500,000